Condensed Consolidated Statements of Operations and Comprehensive Loss - USD ($)	6 Months Ended		7 Months Ended	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2022
Restructuring Cost and Reserve [Line Items]
Revenues	$ 811,041	$ 2,097,372		$ 3,670,722	$ 3,153,486
Cost of revenues	(744,282)	(1,778,947)		(2,996,990)	(2,134,376)
Gross profit	66,759	318,425		673,732	1,019,110
Operating expenses:
Selling expenses	(110,054)	(110,966)		(241,573)	(239,354)
General and administrative expenses	(1,153,323)	(671,706)		(1,491,967)	(958,816)
Research and development expenses	(345,332)	(376,617)		(780,050)	(721,254)
Total operating expenses	(1,608,709)	(1,159,289)		(2,513,590)	(1,919,424)
Loss from operation	(1,541,950)	(840,864)		(1,839,858)	(900,314)
Other loss:
Interest expenses, net	(164,912)	(124,374)		(244,433)	(390,031)
Other income, net	(18,348)	(5,002)		16,230	73,259
Other income	(183,260)	(129,376)		(228,203)	(316,772)
Income (loss) before income taxes	(1,725,210)	(970,240)		(2,068,061)	(1,217,086)
Income tax expenses
Net income (loss)	(1,725,210)	(970,240)		(2,068,061)	(1,217,086)
Net profit (loss) attributable to non-controlling interest	(316,799)	(180,266)		(478,433)	39,192
Net loss attributable to ordinary shareholders	(1,408,411)	(789,974)		(1,589,628)	(1,256,278)
Other comprehensive income (loss)
Foreign currency translation adjustment attributable to non-controlling interest	(102,775)	(28,506)		26,236	33,576
Foreign currency translation adjustment attributable to parent company	167,079	(9,874)		(39,867)	29,825
Total other comprehensive income (loss)	64,304	(38,380)		(13,631)	63,401
Total comprehensive loss	(1,660,906)	(1,008,620)		(2,081,692)	(1,153,685)
Total comprehensive profit (loss) attributable to non-controlling interest	(419,574)	(208,772)		(452,197)	72,768
Total comprehensive loss attributable to ordinary shareholders	$ (1,241,332)	$ (799,848)		$ (1,629,495)	$ (1,226,453)
Weighted average shares outstanding - basic	24,443,989	26,042,934		25,280,472	26,042,934
Weighted average shares outstanding - diluted	24,443,989	26,042,934		25,280,472	26,042,934
Basic net income (loss) per common share	$ (0.06)	$ (0.03)		$ (0.06)	$ (0.05)
Diluted net income (loss) per common share	$ (0.06)	$ (0.03)		$ (0.06)	$ (0.05)
Cetus Capital Acquisition Corp [Member]
Operating expenses:
Formation and operating costs	$ (600,578)	$ (379,403)	$ (5,652)	$ (907,593)
Franchise tax	(32,625)	(102,567)		(179,876)
Loss from operation	(633,203)	(481,970)	(5,652)	(1,087,469)
Other loss:
Unrealized gain on marketable securities held in the trust account	869,184	1,106,041		1,394,622
Loss of extinguishment of debt	(405,500)
Other income	463,684	1,106,041		1,394,622
Income (loss) before income taxes	(169,519)	624,071	(5,652)	307,153
Income tax expenses	(175,677)	(210,730)		(255,097)
Net income (loss)	$ (345,196)	$ 413,341	$ (5,652)	$ 52,056
Other comprehensive income (loss)
Weighted average shares outstanding - basic	4,976,522	6,320,746	1,250,000	6,980,877
Weighted average shares outstanding - diluted	4,976,522	6,320,746	1,250,000	6,980,877
Basic net income (loss) per common share	$ (0.07)	$ 0.06	$ (0.00)	$ 0.01
Diluted net income (loss) per common share	$ (0.07)	$ 0.06	$ (0.00)	$ 0.01